Long-Term Investments (Tables)	12 Months Ended
Mar. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investment

The Company’s long-term investments consist of the following:

	As of March 31,	As of March 31,
	2024	2025
	RMB	RMB

Equity method investments	7,383	5,350
Available-for-sale investments	58,465	59,624
Equity securities with readily determinable fair values	39	12
Total	65,887	64,986

Schedule of Available-For-Sale Debt Investments

The following table summarizes the Company’s available-for-sale investments as of March 31, 2024:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	75,572	-	(11,107)	(6,000)	58,465

The following table summarizes the Company’s available-for-sale investments as of March 31, 2025:

	Cost	Gross unrealized gains	Gross unrealized losses	Disposal of Long-term investments	Fair value

Unlisted debt securities	69,572	-	(9,948)	-	59,624

Schedule of Equity Securities With Readily Determinable Fair Values

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2024:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,253)	39

The following table summarizes the Company’s equity securities with readily determinable fair values as of March 31, 2025:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value

Listed company	1,292	-	(1,280)	12